ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details Textual 1) - TORM A/S $ in Millions	Apr. 15, 2016 USD ($) ratio
Disclosure Of Business Overview [Line Items]
Percentage of shares exchanged	97.60%
Percentage of remaining shares acquired	2.40%
Total cash consideration | $	$ 19.2
Ratio of warrants exchanged | ratio	1